UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22549

Northern Lights Fund Trust II
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	5/31

Date of reporting period:	11/30/2024

Item 1. Reports to Stockholders.

(a)

Essential 40 Stock ETF

(ESN) NASDAQ

Semi-Annual Shareholder Report - November 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Essential 40 Stock ETF for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://essential40etf.com/#documents. You can also request this information by contacting us at 1-844-767-3863.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Essential 40 Stock ETF	$37	0.70%

Fund Statistics

  Net Assets$83,562,811
  Number of Portfolio Holdings41
  Advisory Fee (net of waivers)$74,831
  Portfolio Turnover1%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
21.0%
Industrials
15.0%
Financials
11.1%
Health Care
11.0%
Communications
10.4%
Consumer Discretionary
10.1%
Energy
7.3%
Consumer Staples
6.9%
Utilities
4.7%
Materials
1.8%
Other Assets in Excess of Liabilities
0.7%

Value	Value
Other Assets in Excess of Liabilities	0.7%
Materials	1.8%
Utilities	4.7%
Consumer Staples	6.9%
Energy	7.3%
Consumer Discretionary	10.1%
Communications	10.4%
Health Care	11.0%
Financials	11.1%
Industrials	15.0%
Technology	21.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Oracle Corporation	3.8%
Meta Platforms, Inc., A	3.4%
Delta Air Lines, Inc.	3.2%
Costco Wholesale Corporation	3.1%
JPMorgan Chase & Company	3.1%
International Business Machines Corporation	3.0%
Amazon.com, Inc.	2.9%
Palo Alto Networks, Inc.	2.8%
Berkshire Hathaway, Inc., Class B	2.8%
Automatic Data Processing, Inc.	2.8%

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.

Essential 40 Stock ETF

Semi-Annual Shareholder Report - November 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://essential40etf.com/#documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 113024-ESN

(b)	Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments.

(a)        The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Essential 40 Stock ETF

(Symbol: ESN)

Semi-Annual Financial Statements

and

Additional Information

November 30, 2024

1-844-767-3863

Distributed by Northern Lights Distributors, LLC
Member FINRA/SIPC

ESSENTIAL 40 STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.3%
	AEROSPACE & DEFENSE - 3.9%
7,732	Boeing Company (The)(a)	$1,201,862
3,861	Lockheed Martin Corporation, B	2,044,052
		3,245,914
	AUTOMOTIVE - 2.0%
148,302	Ford Motor Co.	1,650,601

	BANKING - 3.1%
10,304	JPMorgan Chase & Company	2,573,115

	BIOTECH & PHARMA - 6.6%
2,824	Eli Lilly & Company	2,246,068
10,966	Johnson & Johnson	1,699,840
60,003	Pfizer, Inc.	1,572,679
		5,518,587
	CABLE & SATELLITE - 2.1%
40,574	Comcast Corporation, Class A	1,752,391

	CHEMICALS - 1.8%
31,843	Nutrien Ltd.	1,485,794

	COMMERCIAL SUPPORT SERVICES - 2.7%
9,934	Waste Management, Inc.	2,267,137

	DIVERSIFIED INDUSTRIALS - 2.6%
16,282	3M Company	2,174,135

	E-COMMERCE DISCRETIONARY - 2.9%
11,891	Amazon.com, Inc.(a)	2,472,020

	ELECTRIC UTILITIES - 2.5%
17,838	Duke Energy Corporation	2,087,938

See accompanying notes to financial statements.

ESSENTIAL 40 STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	GAS & WATER UTILITIES - 2.2%
13,337	American Water Works Company, Inc.	$1,826,369

	HEALTH CARE FACILITIES & SERVICES - 4.0%
21,985	CVS Health Corporation	1,315,802
3,301	UnitedHealth Group, Inc.	2,014,270
		3,330,072
	HOME CONSTRUCTION - 2.6%
26,565	Masco Corporation	2,140,076

	INSTITUTIONAL FINANCIAL SERVICES - 2.5%
8,847	CME Group, Inc.	2,105,586

	INSURANCE - 5.5%
4,817	Berkshire Hathaway, Inc., Class B(a)	2,326,707
7,822	Chubb Ltd.	2,258,446
		4,585,153
	INTERNET MEDIA & SERVICES - 6.0%
12,781	Alphabet, Inc., Class A	2,159,350
4,938	Meta Platforms, Inc., A	2,835,992
		4,995,342
	MEDICAL EQUIPMENT & DEVICES - 0.3%
4,054	Solventum Corporation(a)	289,902

	OIL & GAS PRODUCERS - 7.3%
66,283	Enterprise Products Partners, L.P.	2,282,123
17,583	Exxon Mobil Corporation	2,074,091
11,346	Marathon Petroleum Corporation	1,771,678
		6,127,892
	RETAIL - CONSUMER STAPLES - 3.1%
2,681	Costco Wholesale Corporation	2,605,610

	RETAIL - DISCRETIONARY - 2.6%
5,082	Home Depot, Inc. (The)	2,180,839

See accompanying notes to financial statements.

ESSENTIAL 40 STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	SEMICONDUCTORS - 1.1%
36,634	Intel Corporation	$881,047

	SOFTWARE - 9.0%
4,707	Microsoft Corporation	1,993,226
16,961	Oracle Corporation	3,135,072
6,113	Palo Alto Networks, Inc.(a)	2,370,744
		7,499,042
	TECHNOLOGY HARDWARE - 2.7%
9,565	Apple, Inc.	2,270,061

	TECHNOLOGY SERVICES - 8.3%
7,493	Automatic Data Processing, Inc.	2,299,826
10,991	International Business Machines Corporation	2,499,464
6,737	Visa, Inc., Class A	2,122,694
		6,921,984
	TELECOMMUNICATIONS - 2.3%
44,250	Verizon Communications, Inc.	1,962,045

	TRANSPORTATION & LOGISTICS - 5.8%
42,626	Delta Air Lines, Inc.	2,720,392
7,126	FedEx Corporation	2,156,827
		4,877,219
	WHOLESALE - CONSUMER STAPLES - 3.8%
24,976	Archer-Daniels-Midland Company	1,363,690
23,468	Sysco Corporation	1,809,617
		3,173,307

	TOTAL COMMON STOCKS (Cost $66,758,921)	82,999,178

	TOTAL INVESTMENTS - 99.3% (Cost $66,758,921)	$82,999,178
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	563,633
	NET ASSETS - 100.0%	$83,562,811

LTD	- Limited Company

(a)	Non income producing security.

See accompanying notes to financial statements.

Essential 40 Stock ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
November 30, 2024

Assets:
Investments in Securities at Fair Value (at cost $66,758,921)	$82,999,178
Cash Deposits with Broker	23
Dividends and Interest Receivable	182,213
Cash	408,141
Prepaid Expenses and Other Assets	21,630
Total Assets	83,611,185

Liabilities:
Investment Advisory Fees Payable	10,522
Payable to Related Parties	9,133
Accrued Expenses and Other Liabilities	28,719
Total Liabilities	48,374

Net Assets	$83,562,811

Composition of Net Assets:
Net Assets consisted of:
Paid-in-Capital	$68,125,697
Accumulated Gains	15,437,114
NET ASSETS	$83,562,811

Net Asset Value, Offering and Redemption Price Per Share
Shares:
Net Assets	$83,562,811
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	5,292,827
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share	$15.79

The accompanying notes are an integral part of these financial statements.

Essential 40 Stock ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended November 30, 2024*

Investment Income:
Dividend Income (Net of tax withholding of $4,669)	$769,565
Interest Income	7,904
Total Investment Income	777,469

Expenses:
Investment Advisory Fees	183,085
Administration Fees	44,983
Registration Fees	25,309
Fund Accounting Fees	18,631
Legal Fees	16,157
Transfer Agent Fees	15,492
Trustees’ Fees	14,927
Chief Compliance Officer Fees	13,040
Audit and Tax Fees	9,677
Printing Expense	6,744
Custody Fees	5,419
Third Party Administrative Servicing Fees	5,194
Insurance Expense	3,450
Interest Expense	1,399
Miscellaneous Expenses	2,856
Total Expenses	366,363
Less: Fees Waived by Adviser	(108,254)
Net Expenses	258,109
Net Investment Income	519,360

Net Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	75,881
Net Change in Unrealized Appreciation on Investments	8,094,430
Net Realized and Unrealized Gain on Investments	8,170,311

Net Increase in Net Assets Resulting From Operations	$8,689,671

*	The Fund adopted the accounting history of its predecessor mutual fund. The above financial information includes those of the predecessor mutual fund.

The accompanying notes are an integral part of these financial statements.

Essential 40 Stock ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended November 30, 2024*	For the Year Ended May 31, 2024
	(Unaudited)
Operations:
Net Investment Income	$519,360	$954,430
Net Realized Gain on Investments	75,881	2,469,694
Net Change in Unrealized Appreciation on Investments	8,094,430	8,753,200
Net Increase in Net Assets Resulting From Operations	8,689,671	12,177,324

Distributions to Shareholders:
Total Distributions Paid	(2,322,656)	(1,484,884)
Net Decrease in Net Assets From Distributions to Shareholders	(2,322,656)	(1,484,884)

Beneficial Interest Transactions:
Proceeds from Shares Issued	14,169,012	12,914,480
Distributions Reinvested	2,170,233	1,436,698
Cost of Shares Redeemed	(2,158,289)	(12,526,669)
Total Transactions	14,180,956	1,824,509

Net Increase in Net Assets Resulting From Beneficial Interest Transactions	14,180,956	1,824,509

Total Increase in Net Assets	20,547,971	12,516,949

Net Assets:
Beginning of Year	63,014,840	50,497,891
End of Year/Period	$83,562,811	$63,014,840

Share Activity:
Shares Issued	939,418	951,176
Shares Reinvested	155,238	106,580
Shares Redeemed	(144,084)	(917,794)
Net Increase in shares of beneficial interest outstanding	950,572	139,962

*	Prior to October 18, 2024, the Fund was operating as a traditional open-end mutual fund.

The accompanying notes are an integral part of these financial statements.

Essential 40 Stock ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	November 30, 2024*		May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Year	$14.51		$12.02	$13.32	$14.76	$10.32	$10.17
Activity From Investment Operations:
Net investment income (a)	0.11		0.22	0.23	0.18	0.18	0.18
Net realized and unrealized gain (loss) from investments	1.65		2.62	(0.42)	0.01	4.42	0.12 (g)
Total from investment operations	1.76		2.84	(0.19)	0.19	4.60	0.30
Distributions to shareholders from:
Net investment income	(0.10)		(0.22)	(0.16)	(0.20)	(0.16)	(0.15)
Net realized gains	(0.38)		(0.13)	(0.95)	(1.43)	—	—
Total distributions	(0.48)		(0.35)	(1.11)	(1.63)	(0.16)	(0.15)
Net Asset Value, End of Year/Period	$15.79		$14.51	$12.02	$13.32	$14.76	$10.32
Market Price, End of Period	$15.80
Total Return (b)	12.58	% (f)	23.83%	(1.27)%	0.89%	44.82%	2.76%
Market Price Total Return	1.94	% (f,i)
Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$83,563		$63,015	$50,498	$30,587	$41,693	$35,254
Ratio of expenses to average net assets: (c)
before reimbursement (d)	1.00	% (e)	1.05%	1.24%	1.29%	1.27%	1.31%
net of reimbursement	0.70	% (e)	0.70%	0.71%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets	1.42	% (e)	1.64%	1.87%	1.28%	1.48%	1.63%
Portfolio turnover rate	1	% (f,h)	24%	55%	21%	102%	39%

*	Effective October 18, 2024, the Fund converted from a Mutual Fund to an ETF. The financial highlights in the above table reflect the performance of Class I shares of the Mutual Fund for the period prior to October 18, 2024, and the performance of the Fund as an ETF for the period from October 18, 2024 through November 30, 2024.

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year/period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes sales charges. Had the Adviser not waived or reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(c)	Ratio of expenses to average net assets (excluding interest expense):

before reimbursement (d)	1.00	% (e)	1.05%	1.23%	1.29%	1.27%	1.31%
net of reimbursement	0.70	% (e)	0.70%	0.70%	0.70%	0.70%	0.70%

(d)	Represents the ratio of expenses to average net assets absent fee waivers by the Adviser.

(e)	Annualized.

(f)	Not annualized.

(g)	The amount of net realized gain per share does not agree with the amount reported in the Statement of Operations due to the timing of shareholder transactions.

(h)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(i)	Total return shown is from the launch of the Essential 40 Stock ETF at the close of business on October 18, 2024.

The accompanying notes are an integral part of these financial statements.

Essential 40 Stock ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
November 30, 2024

1.	ORGANIZATION

Essential 40 Stock ETF (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust II, (the “Trust”), a Delaware statutory trust organized on August 26, 2010. The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company. The primary investment objective of the Fund is to seek to track, before fees and expenses, the performance of the Essential 40 Stock Index. The inception date of the Fund is June 6, 2014.

Effective as of the close of business on October 18, 2024, the Fund converted from a mutual fund to an ETF, pursuant to an Agreement and Plan of Reorganization. The reorganization was accomplished by a tax-free exchange of shares (with an exception for fractional mutual fund shares). The costs of the reorganization were borne by the Adviser. The reorganization did not result in a material change to the investment portfolio. The inception date of the Fund is June 6, 2014. The following table illustrates the specifics of the reorganization of the Mutual Fund into the ETF:

Essential 40 Stock	Shares Issued to	Essential 40 Stock
Fund	Shares holders of	ETF
Net Assets *	the Essential 40 Stock Fund	Net Assets	Combined Net Assets	Tax Status of Transfer
$77,085,473	4,973,685	$—	$77,085,473	Non-Taxable

*	Includes accumulated net investment gains, accumulated realized losses and unrealized appreciation in the amounts of $259,310, $(1,239,274), $14,840,075, respectively.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Valuation Designee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair

Essential 40 Stock ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2024

value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2024 for the Fund’s assets and liabilities measured at fair value on a recurring basis:

Assets	Level 1	Level 2	Level 3	Total
Common Stock*	$82,999,178	$—	$—	$82,999,178
Total	$82,999,178	$—	$—	$82,999,178

*	See the Schedule of Investments for industry classification.

The Fund did not hold any Level 3 securities during the period.

Essential 40 Stock ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2024

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities. The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to recover a portion of amounts previously withheld. The Funds will record a receivable for such tax refunds based on several factors including an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years May 31, 2022 – May 31, 2024, or expected to be taken in the Fund’s May 31, 2025 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and the State of Ohio. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g. deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment. Temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high-quality financial institution.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Essential 40 Stock ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2024

3.	INVESTMENT TRANSACTIONS

For the six months ended November 30, 2024, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $7,971,304 and $475,577 respectively. For the six months ended November 30, 2024, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $4,760,673 and $0 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – KKM Financial LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets. For the six months ended November 30, 2024, the Adviser earned advisory fees of $183,085 from the Fund.

The Adviser has contractually agreed to waive all or part of its advisory fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in underlying funds, or extraordinary expenses such as litigation) at least until October 31, 2025, so that the total annual operating expenses of the Fund do not exceed 0.70% of the average daily net assets of the Class I shares. Advisory fee waivers or expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. During the six months ended November 30, 2024, the Adviser waived fees of $108,254. As of May 31, 2024, the cumulative expenses subject to recapture amounted to $631,765, of which $218,117 expires May 31, 2025, $208,476 expires May 31, 2026, and $205,172 expires May 31, 2027.

Distributor – Northern Lights Distributors, LLC, (the “Distributor”), serves as the principal underwriter and national distributor for the shares of the Fund pursuant to an ETF Distribution Agreement with the Trust (the “Distribution Agreement”). The offerings of the Shares are continuous and the Distributor acts as an agent for the Trust. Prior to the close of business October 18, 2024 the distributor acted as the Mutual Fund’s principal underwriter in a continuous offering of Funds’ shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting and transfer agent services to the Fund. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for servicing in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Essential 40 Stock ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2024

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date.

Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

The Transaction Fees for the Funds are listed in the table below:

Fee for In-Kind and	Maximum Additional Variable
Cash Purchases	Charge for Cash Purchases*
$300	2.00%

For the period ended November 30, 2024, the Fund received $0 and $1,800 in variable and fixed fees, respectively.

*	As a percentage of the amount invested.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at November 30, 2024, were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	(Depreciation)	Appreciation
$68,156,301	$19,465,897	$(4,623,020)	$14,842,877

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following fiscal years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	May 31, 2024	May 31, 2023
Ordinary Income	$945,702	$641,857
Long-Term Capital Gain	539,182	3,235,116
	$1,484,884	$3,876,973

Essential 40 Stock ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2024

As of May 31, 2024, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$1,085,074	$1,236,578	$—	$—	$—	$6,748,447	$9,070,099

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gains, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for partnerships.

During the fiscal year ended May 31, 2024, the Fund utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, and the use of tax equalization credits, resulted in reclassifications for the Fund for the fiscal year ended May 31, 2024, as follows:

Paid in Capital	Distributable Earnings
$232,548	$(232,548)

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements except for the following.

Essential 40 Stock ETF
ADDITIONAL INFORMATION (Unaudited)
November 30, 2024

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on July 30, 2024, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of the proposed advisory agreement (the “KKM Advisory Agreement”) between KKM Financial , LLC (“KKM”) and the Trust on behalf of the Essential 40 Stock ETF (the “Fund”). Based on their evaluation of the information provided by KKM, in conjunction with Essential 40’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the proposed KKM Advisory Agreement with respect to the Fund.

In advance of the Meeting, the Board requested and received materials to assist them in considering the approval of the KKM Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the KKM Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the KKM Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Fund. The materials also included due diligence materials relating to KKM (including due diligence questionnaires completed by KKM, select financial information of KKM, bibliographic information regarding the Fund’s key management and investment advisory personnel, and comparative fee information relating to Essential 40) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the KKM Advisory Agreement. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the KKM Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the KKM Advisory Agreement. In considering the approval of the KKM Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. During the discussions with KKM, the Board reviewed materials provided by KKM relating to the proposed KKM Advisory Agreement, including a description of the manner in which investment decisions are made and executed and a review of the professional personnel that will be performing services for the Fund including the individuals that primarily monitor and execute the investment process. The Board noted that KKM is the long-time adviser of the Essential 40 Stock Fund (the “Current Fund”) which will be converting into an ETF by reorganizing into the Essential 40 Stock ETF (the “Fund”). The Board discussed and noted that they were familiar with KKM’s ability to manage a fund as well as its commitment to the Current Fund. The Board then discussed the extent of KKM’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board considered KKM’s specific responsibilities in all aspects of the day-to-day management of the Fund and concluded that KKM’s personnel have the qualifications and expertise to manage the Fund. The Board also noted that KKM continued to be committed to the investment strategy put in place for Current Fund in 2017. Additionally, the Board received responses from the representatives of KKM with respect to a series of important

Essential 40 Stock ETF
ADDITIONAL INFORMATION (Unaudited) (Continued)
November 30, 2024

questions, including: whether KKM is involved in any lawsuits or pending regulatory actions; whether the management of other accounts will conflict with its management of Essential 40 ETF; and whether KKM has procedures in place to adequately allocate trades among its respective clients. The Board also reviewed the descriptions provided by KKM of its practices for monitoring compliance with the Fund’s investment limitations, noting that KKM’s chief compliance officer would continually review the portfolio managers’ performance of their duties with respect to the Fund to ensure compliance under KKM’s compliance program. The Board then reviewed the capitalization of KKM based on financial information and other materials provided by and discussed with KKM and concluded that KKM was sufficiently well-capitalized and its control persons had the ability to make additional contributions in order to meet its obligations to the Fund. The Board discussed KKM’s compliance structure and broker selection process and engaged in a discussion with the Trust’s chief compliance officer regarding KKM’s business practices. The Board noted that the CCO of the Trust continued to represent that KKM’s compliance policies and procedures were reasonably designed to prevent violations of applicable securities laws. The Board also noted KKM’s representation that the prospectus and statement of additional information for the Fund accurately describe the investment strategies of the Fund which are substantially similar to the Current Fund. The Board concluded that KKM had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the KKM Advisory Agreement with respect to the Fund and that the nature, overall quality and extent of the management services to be provided by KKM are satisfactory.

Performance. The Board discussed the reports prepared by Broadridge and reviewed the performance of the Current Fund as compared to its peer group, Morningstar category and the Essential 40 Stock Index (the “Index”) for the one-year, three-year, five-year and ten-year periods ended June 30, 2024. The Board noted that performance for the one-year, three-year and five-year periods reflected the Current Fund’s current strategy while performance for the ten-year period included the performance of the Current Fund under its previous investment strategy. Accordingly, the Board focused its review on the performance of the Current Fund after the investment strategy change. The Board noted that the Current Fund had underperformed the Morningstar category median, peer group median and the Essential 40 Stock Total Return Index for the one year, three year and five year periods, and with respect to the Essential 40 Stock Index in each such period. After further discussion, the Board concluded that the current strategy should result over time in improved longer-term performance and that current performance was acceptable.

Fees and Expenses. As to the costs of the services provided by KKM, the Board reviewed and discussed the Fund’s proposed advisory fee and overall operating expenses as compared to its peer group and Morningstar category as presented in the Broadridge Report. The Board noted that the advisory fee was equal to its peer group median and Morningstar category median. The Board also reviewed the contractual arrangements for the Fund, which stated that KKM had agreed to waive or limit its advisory fee and/or reimburse expenses at least until October 31, 2025, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 0.70% of the Fund’s average net assets and found such arrangements to be beneficial to shareholders. The Board concluded that the expense cap for the Fund was in the best interest of shareholders. It was the consensus of the Board that, based on KKM’s experience and expertise, and the services provided by KKM to the Fund, that the advisory fee charged by KKM was not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to KKM with respect to the Fund based on breakeven and profitability reports and analyses reviewed by the Board and the selected financial information provided by KKM. After review and discussion, the Board concluded that, based on the services to be provided by KKM and the projected growth of the Essential 40 ETF, the anticipated level of profit from KKM.s relationship with the Fund was not excessive.

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed KKM’s expectations for growth of Essential 40 ETF. After consideration, the Board concluded that any material economies of scale would not be achieved in the near term.

Essential 40 Stock ETF
ADDITIONAL INFORMATION (Unaudited) (Continued)
November 30, 2024

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the KKM Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from KKM as the Trustees believed to be reasonably necessary to evaluate the terms of the KKM Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to the KKM Advisory Agreement, (a) the terms of the KKM Advisory Agreement are reasonable; (b) the advisory fee is reasonable; and (c) the KKM Advisory Agreement is in the best interests of the Fund and its shareholders. In considering the approval of the KKM Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that the approval of the KKM Advisory Agreement was in the best interest of the Fund and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the KKM Advisory Agreement.

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ending June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-844-767-3863 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-844-767-3863.

Investment Adviser
KKM Financial LLC
141 W. Jackson Blvd, Suite 1711
Chicago, IL 60604

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)    Not applicable.

(a)(2)    Not applicable.

(a)(3)    A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)    Not applicable.

(b)        Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By	/s/ Kevin Wolf
Kevin Wolf
Principal Executive Officer /President
Date: 2/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin Wolf
Kevin Wolf
Principal Executive Officer /President
Date: 2/5/2025

By	/s/ Erik Naviloff
Erik Naviloff
Principal Financial Officer/Treasurer
Date: 2/5/2025